INCOME TAX - Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 188	$ 188	$ 186
Additions based on tax positions related to the current year	26	18	13
Reductions due to the statute of limitations	(20)	(18)	(11)
Reductions due to settlements	0	0	0
Balance at end of year	$ 194	$ 188	$ 188